Operating Segment Information	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Operating Segment Information
12.	OPERATING SEGMENT INFORMATION

(1)	The Company determined its operating segments based on business activities with discrete financial information regularly reported through the Company’s internal reporting protocols to the Company’s chief operating decision maker. The Company is organized into business units based on its products and services. As of December 31, 2017, the Company had the following segments: wafer fabrication and new business. There were no material differences between the accounting policies described in Note 4 and those applied by the operating segments. The primary operating activity of the wafer fabrication segment is the manufacture of chips to the design specifications of our customers by using our own proprietary processes and techniques. The Company maintains a diversified customer base across industries, including communication, consumer electronics, computer, memory and others, while continuing to focus on manufacturing for high growth, large volume applications, including networking, telecommunications, internet, multimedia, PCs and graphics. New business segment primarily includes researching, developing, manufacturing, and providing solar energy and new generation light-emitting diode (LED).

Reportable segment information for the years ended December 31, 2015, 2016 and 2017 were as follows:

	For the year ended December 31, 2015
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Net revenue from external customers	$141,705,196	$3,125,225	$144,830,421	$—	$144,830,421
Net revenue from sales among intersegments	—	15,725	15,725	(15,725)	—
Segment net income (loss), net of tax	13,569,672	(1,731,181)	11,838,491	802,607	12,641,098
Capital expenditure	60,386,300	117,849	60,504,149	—	60,504,149
Depreciation	42,833,022	639,986	43,473,008	—	43,473,008
Share of profit or loss of associates and joint ventures	(869,190)	(58,513)	(927,703)	932,397	4,694
Income tax expense (benefit)	880,170	(3,676)	876,494	151,006	1,027,500
Impairment loss	1,465,036	801,465	2,266,501	—	2,266,501

	For the year ended December 31, 2016
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Net revenue from external customers	$147,444,265	$425,859	$147,870,124	$—	$147,870,124
Net revenue from sales among intersegments	—	6,547	6,547	(6,547)	—
Segment net income (loss), net of tax	4,218,948	(1,661,885)	2,557,063	1,611,499	4,168,562
Capital expenditure	91,542,436	18,203	91,560,639	—	91,560,639
Depreciation	49,288,201	402,834	49,691,035	—	49,691,035
Share of profit or loss of associates and joint ventures	(1,285,380)	(210,746)	(1,496,126)	1,180,460	(315,666)
Income tax expense (benefit)	992,580	(9,017)	983,563	(431,039)	552,524
Impairment loss	1,296,529	781,045	2,077,574	—	2,077,574

	For the year ended December 31, 2017
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Net revenue from external customers	$148,939,836	$344,870	$149,284,706	$—	$149,284,706
Net revenue from sales among intersegments	—	13,600	13,600	(13,600)	—
Segment net income (loss), net of tax	6,728,620	(665,895)	6,062,725	616,504	6,679,229
Capital expenditure	44,229,488	6,788	44,236,276	—	44,236,276
Depreciation	50,737,240	227,880	50,965,120	—	50,965,120
Share of profit or loss of associates and joint ventures	(258,959)	(32,619)	(291,578)	449,415	157,837
Income tax expense	1,167,154	3	1,167,157	(174,676)	992,481
Impairment loss	632,207	318,128	950,335	—	950,335

	As of December 31, 2016
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Segment assets	$384,870,981	$3,213,397	$388,084,378	$(3,857,663)	$384,226,715

Segment liabilities	$166,110,998	$1,857,130	$167,968,128	$1,312,213	$169,280,341

	As of December 31, 2017
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Segment assets	$392,370,323	$3,030,057	$395,400,380	$(4,268,160)	$391,132,220

Segment liabilities	$178,362,985	$1,700,045	$180,063,030	$1,448,192	$181,511,222

Note: The adjustments primarily consisted of intragroup elimination entries and GAAP difference adjustments.

(2)	Geographic information

a.	Revenue from external customers

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Taiwan	$46,015,882	$46,493,583	$48,952,219
Singapore	18,316,785	26,753,960	30,798,270
China (includes Hong Kong)	11,722,585	13,732,391	18,971,866
Japan	10,141,883	4,501,057	4,694,277
USA	12,794,864	13,713,202	18,208,227
Europe	33,882,327	29,253,755	14,329,730
Others	11,956,095	13,422,176	13,330,117

Total	$144,830,421	$147,870,124	$149,284,706

The geographic breakdown of the Company’s operating revenues was based on the location of the Company’s customers.

b.	Non-current assets

	As of December 31,
	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Taiwan	$141,692,141	$114,047,141
Singapore	22,891,986	18,501,088
China (includes Hong Kong)	69,461,494	80,180,759
USA	22,734	29,866
Europe	165,794	165,590
Others	113	60

Total	$234,234,262	$212,924,504

Non-current assets include property, plant and equipment, intangible assets, prepayment for equipment and other noncurrent assets.

(3)	Major customers

Individual customers accounting for at least 10% of net sales for the years ended December 31, 2015, 2016 and 2017 were as follows:

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Customer A from wafer fabrication segment	$7,449,485	$13,324,560	$15,632,722
Customer B from wafer fabrication segment	20,761,648	$20,816,001	10,499,880

Total	$28,211,133	$34,140,561	$26,132,602